UNIT COMPENSATION - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
UNIT COMPENSATION

14.         UNIT COMPENSATION

Unit Incentive Plan — The Company was formed pursuant to an exempted limited partnership agreement (the “Agreement”). The Agreement provided for the granting of incentive units to certain employees, where the units granted represent profits interests in the Company, subject to any vesting, forfeiture or other provisions that may be set forth in grants evidencing their issuance. The deemed exercise price for each incentive unit for purposes of the Agreement is $0. The pool of incentive units available for issuance is 750.

Incentive units are comprised of both service and performance units, which employees receiving a grant that generally consists of 20% service units and 80% performance units. The units that contain service conditions vest ratably over the service period on each anniversary date from the date of grant. The units that contain performance conditions become fully vested upon the consummation of an initial purchase and sale of the interests and units in the Company. Distributions, if any, under the service and performance units would be made in accordance with the Agreement, and are based on various factors including achieved internal rate of return and specified levels of return on investor capital, as further described in the Agreement. The foregoing grants are subject to accelerated vesting under certain circumstances set forth in the relevant grant agreement.

A summary of the activity for restricted unit awards during the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017 is as follows:

	Number of	Weighted-Average
	Units	Fair Value
Outstanding and nonvested – April 1, 2016	501.40	$12,737.10
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding and nonvested – March 31, 2017	501.40	$12,737.10
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding and nonvested – March 31, 2018	501.40	$12,737.10
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding and nonvested – December 31, 2018	501.40	$12,737.10

As of December 31, 2018, there were no unrecognized compensation costs. As of December 31, 2018, the occurrence of the event that would cause the Company’s restricted performance units to vest was not probable. Accordingly, no compensation expense related to performance unit awards was recorded through December 31, 2018. However, at the time the performance condition attached to the performance unit awards becomes probable, the Company will record compensation expense of  $6,386,384.

Total compensation cost recognized for amortization of restricted unit awards, which relates entirely to service units, was recorded to General and administrative expenses in the consolidated statements of operations. There were no unit compensation costs for the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017.